Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
24.	SUBSEQUENT EVENTS

Sibanye Gold Spin-Off

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on a “when issued” basis, on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management.

Refinancing of borrowings

Refer to note 14 for further details.

Final dividend

On February 13, 2013, Gold Fields declared a final dividend of R0.75 ($0.08) per share.